UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2025

Clifford Capital Partners Fund

ITEM 1. (a) REPORT TO STOCKHOLDERS.

Clifford Capital Partners Fund Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2025 Clifford Capital Partners Fund Institutional Class Shares (ticker: CLIFX)

This semi-annual shareholder report contains important information about the Clifford Capital Partners Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at cliffordcap.com/partners-fund-institutional/. You can also contact us at 1-800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.90%¹

¹	Annualized

Sector Breakdown

Health Care
18.63%
Financials
16.65%
Consumer Staples
12.67%
Communication Services
12.62%
Consumer Discretionary
11.53%
Industrials
10.70%
Energy
8.01%
Information Technology
7.02%
Money Market Fund
1.75%

Top Ten Holdings
Kenvue, Inc.	4.45%
Dolby Laboratories, Inc. Class A	4.12%
Johnson & Johnson	4.11%
Solventum Corp	3.99%
3M Co.	3.80%
NCR Atleos Corp.	3.77%
Pfizer, Inc.	3.72%
Cardinal Health, Inc.	3.68%
Fidelity Nat'l Info. Services, Inc.	3.59%
Vodafone Group plc	3.54%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit cliffordcap.com/partners-fund-institutional/.

Key Fund Statistics

(as of March 31, 2025)

Fund Net Assets	$119,569,782
Number of Holdings	33
Total Advisory Fee Paid	$290,093
Portfolio Turnover Rate	28.75%

What did the Fund invest in?

(% of Net Assets as of March 31, 2025)

Clifford Capital Partners Fund Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2025 Clifford Capital Partners Fund Investor Class Shares (ticker: CLFFX)

This semi-annual shareholder report contains important information about the Clifford Capital Partners Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at cliffordcap.com/partners-fund-investor/. You can also contact us at 1-800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.15%¹

¹	Annualized

Sector Breakdown

Top Ten Holdings
Kenvue, Inc.	4.45%
Dolby Laboratories, Inc. Class A	4.12%
Johnson & Johnson	4.11%
Solventum Corp	3.99%
3M Co.	3.80%
NCR Atleos Corp.	3.77%
Pfizer, Inc.	3.72%
Cardinal Health, Inc.	3.68%
Fidelity Nat'l Info. Services, Inc.	3.59%
Vodafone Group plc	3.54%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit cliffordcap.com/partners-fund-investor/.

Key Fund Statistics

(as of March 31, 2025)

Fund Net Assets	$119,569,782
Number of Holdings	33
Total Advisory Fee Paid	$290,093
Portfolio Turnover Rate	28.75%

What did the Fund invest in?

(% of Net Assets as of March 31, 2025)

Clifford Capital Partners Fund Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2025 Clifford Capital Partners Fund Super Institutional Class Shares (ticker: CLIQX)

This semi-annual shareholder report contains important information about the Clifford Capital Partners Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at cliffordcap.com/partners-fund-super-institutional/. You can also contact us at 1-800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$41	0.82%¹

¹	Annualized

Sector Breakdown

Top Ten Holdings
Kenvue, Inc.	4.45%
Dolby Laboratories, Inc. Class A	4.12%
Johnson & Johnson	4.11%
Solventum Corp	3.99%
3M Co.	3.80%
NCR Atleos Corp.	3.77%
Pfizer, Inc.	3.72%
Cardinal Health, Inc.	3.68%
Fidelity Nat'l Info. Services, Inc.	3.59%
Vodafone Group plc	3.54%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit cliffordcap.com/partners-fund-super-institutional/.

Key Fund Statistics

(as of March 31, 2025)

Fund Net Assets	$119,569,782
Number of Holdings	33
Total Advisory Fee Paid	$290,093
Portfolio Turnover Rate	28.75%

What did the Fund invest in?

(% of Net Assets as of March 31, 2025)

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the Six Months Ended March 31, 2025 (unaudited)

Clifford Capital Partners Fund

CLIFFORD CAPITAL PARTNERS FUND

Schedule of InvestmentsMarch 31, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

		Shares	Value
97.83%	COMMON STOCKS

12.62%	COMMUNICATION SERVICES
	Millicom International Cellular S.A.	112,200	$3,396,294
	Vodafone Group plc ADR	452,300	4,238,051
	The Walt Disney Co.	37,700	3,720,990
	Warner Bros. Discovery, Inc.(A)	348,100	3,735,113
			15,090,448

11.53%	CONSUMER DISCRETIONARY
	eBay, Inc.	59,200	4,009,616
	Nike, Inc.	42,600	2,704,248
	OPENLANE, Inc.(A)	164,300	3,167,704
	Perdoceo Education Corp.	155,400	3,912,972
			13,794,540

12.67%	CONSUMER STAPLES
	General Mills, Inc.	49,700	2,971,563
	Kenvue, Inc.	221,900	5,321,162
	Keurig Dr Pepper, Inc.	97,800	3,346,716
	Sysco Corp.	46,700	3,504,368
			15,143,809

8.01%	ENERGY
	Delek US Holdings, Inc.	189,000	2,848,230
	Green Plains, Inc.(A)	111,200	539,320
	Liberty Energy, Inc.	182,700	2,892,141
	Schlumberger Ltd.	78,800	3,293,840
			9,573,531

16.65%	FINANCIALS
	Community Trust Bancorp, Inc.	65,900	3,318,724
	EVERTEC, Inc.	100,600	3,699,062
	Fidelity National Information Services, Inc.	57,500	4,294,100
	Glacier Bancorp, Inc.	92,300	4,081,506
	NCR Atleos Corp.(A)	171,000	4,510,980
			19,904,372

CLIFFORD CAPITAL PARTNERS FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

		Shares	Value
18.63%	HEALTH CARE
	Cardinal Health, Inc.	31,900	$4,394,863
	Henry Schein, Inc.(A)	54,800	3,753,252
	Johnson & Johnson	29,600	4,908,864
	Pfizer, Inc.	175,600	4,449,704
	Solventum Corp(A)	62,800	4,775,312
			22,281,995

10.70%	INDUSTRIALS
	3M Co.	30,900	4,537,974
	HNI Corp.	67,100	2,975,885
	RTX Corp.	27,200	3,602,912
	UPS, Inc. Class B	15,200	1,671,848
			12,788,619

7.02%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	56,200	3,468,102
	Dolby Laboratories, Inc.	61,400	4,931,034
			8,399,136

97.83%	TOTAL COMMON STOCKS		116,976,450
	(Cost: $100,083,342)

1.75%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund - Institutional Class 4.350%(B)	2,089,549	2,089,549
	(Cost: $2,089,549)

99.58%	TOTAL INVESTMENTS
	(Cost: $102,172,891)		119,065,999
0.42%	Other assets, net of liabilities		503,783
100.00%	NET ASSETS		$119,569,782

(A)Non-income producing.

(B)Effective 7 day yield as of March 31, 2025.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Statement of Assets and LiabilitiesMarch 31, 2025 (unaudited)

ASSETS
Investments at value(1)	$119,065,999
Receivable for capital stock sold	456,523
Dividends and interest receivable	99,688
Prepaid expenses	38,696
TOTAL ASSETS	119,660,906

LIABILITIES
Payable for capital stock redeemed	520
Accrued investment advisory fees	47,815
Accrued 12b-1 fees	4,833
Accrued administration, transfer agent and accounting fees	20,407
Accrued proxy expense	4,777
Other accrued expenses	12,772
TOTAL LIABILITIES	91,124
NET ASSETS	$119,569,782

NET ASSETS CONSIST OF:
Paid-in capital applicable to 6,081,775 no par value sharesof beneficial interest outstanding, unlimited shares authorized	106,904,684
Distributable earnings (accumulated deficits)	12,665,098
Net Assets	$119,569,782

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
NET ASSETS
Investor Class	$614,121
Institutional Class	118,940,878
Super Institutional Class	14,783
Total	$119,569,782
SHARES OUTSTANDING
Investor Class	31,519
Institutional Class	6,049,499
Super Institutional Class	756
Total	6,081,775
NET ASSET VALUE PER SHARE
Investor Class	$19.48
Institutional Class	$19.66
Super Institutional Class	$19.55
Redemption Price Per Share(2)
Investor Class	$19.09

(1)Identified cost of	$102,172,891

(2)Includes Redemption Fee of 2% for investments held for less than 60 days.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Statement of OperationsSix Months Ended March 31, 2025 (unaudited)

INVESTMENT INCOME
Dividends	$1,369,431
Interest	74,616
Total investment income	1,444,047

EXPENSES
Investment net advisory fees (Note 2)	455,680
12b-1 and servicing fees - Investor Class (Note 2)	774
Recordkeeping and administrative services (Note 2)	64,365
Accounting fees (Note 2)	36,622
Custody fees	8,127
Transfer agent fees (Note 2)	10,728
Audit and tax fees	10,115
Legal fees	9,612
Filing and registration fees	18,673
Trustee fees	8,369
Compliance fees (Note 2)	5,031
Shareholder reports	15,851
Shareholder servicing (Note 2)
Investor Class	85
Institutional Class	56,661
Other	12,478
Total expenses	713,171
Fee waivers and reimbursed expenses (Note 2)	(165,587)
Net expenses	547,584
Net investment income (loss)	896,463

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,897,386
Net change in unrealized appreciation (depreciation) of investments	(4,732,414)

Net realized and unrealized gain (loss) on investments	164,972
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,061,435

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Statements of Changes In Net Assets

	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$896,463	$2,195,131
Net realized gain (loss) on investments and foreign currency transactions	4,897,386	(9,223,854)
Net change in unrealized appreciation (depreciation) of investments	(4,732,414)	30,142,630
Increase (decrease) in net assets from operations	1,061,435	23,113,907

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(7,395)	(26,869)
Institutional Class	(1,851,263)	(5,966,384)
Super Institutional Class	(426)	(666)
Decrease in net assets from distributions	(1,859,084)	(5,993,919)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	18,553	19,336
Institutional Class	8,750,518	19,034,475
Super Institutional Class	—	21,078
Distributions reinvested
Investor Class	7,394	26,868
Institutional Class	1,453,064	4,914,709
Super Institutional Class	426	666
Shares redeemed
Investor Class	(20,203)	(37,417)
Institutional Class	(13,804,644)	(32,051,041)
Super Institutional Class	—	(21,535)

Change in net assets from capital stock transactions	(3,594,892)	(8,092,861)

NET ASSETS
Increase (decrease) during period	(4,392,541)	9,027,127
Beginning of period	123,962,323	114,935,196
End of period	$119,569,782	$123,962,323

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Investor Class
	Six Months ended March 31, 2025 (unaudited)	Years ended September 30,

		2024	2023	2022	2021	2020(2)
Net asset value, beginning of period	$19.57	$16.92	$16.16	$19.47	$13.97	$14.61

Investment activities
Net investment income (loss)(1)	0.12	0.29	0.29	0.21	0.25	0.27
Net realized and unrealized gain (loss)on investments	0.02	3.25	0.83	(2.70)	5.60	(0.67)
Total from investment activities	0.14	3.54	1.12	(2.49)	5.85	(0.40)
Distributions
Net investment income	(0.23)	(0.21)	(0.19)	(0.28)	(0.35)	(0.24)
Net realized gain	—	(0.68)	(0.17)	(0.54)	—	—
Total distributions	(0.23)	(0.89)	(0.36)	(0.82)	(0.35)	(0.24)

Paid-in capital from redemption fees	—	—	—	— (3)	—	—

Net asset value, end of period	$19.48	$19.57	$16.92	$16.16	$19.47	$13.97

Total Return(4)	0.74%	21.35%	6.78%	(13.44%)	42.29%	(2.86%)

Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.36%	1.35%	1.59%	1.50%	1.61%	1.57%
Expenses, net of fee waivers and reimbursements	1.15%	1.15%	1.15%	1.15%	1.15%	1.13%
Net investment income (loss)	1.22%	1.59%	1.61%	1.12%	1.32%	1.93%
Portfolio turnover rate(4)	28.75%	47.10%	27.59%	10.55%	26.01%	59.61%
Net assets, end of period (000’s)	$614	$611	$520	$1,123	$549	$397

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

(3)Less than $0.005 per share.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Institutional Class
	Six Months ended March 31, 2025 (unaudited)	Years ended September 30,
		2024	2023	2022	2021	2020(2)
Net asset value, beginning of period	$19.81	$17.13	$16.31	$19.61	$14.03	$14.65

Investment activities
Net investment income (loss)(1)	0.15	0.34	0.31	0.27	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.01	3.29	0.88	(2.74)	5.63	(0.68)
Total from investment activities	0.16	3.63	1.19	(2.47)	5.92	(0.37)
Distributions
Net investment income	(0.31)	(0.27)	(0.20)	(0.29)	(0.34)	(0.25)
Net realized gain	—	(0.68)	(0.17)	(0.54)	—	—
Total distributions	(0.31)	(0.95)	(0.37)	(0.83)	(0.34)	(0.25)

Net asset value, end of period	$19.66	$19.81	$17.13	$16.31	$19.61	$14.03

Total Return(3)	0.82%	21.66%	7.17%	(13.23%)	42.63%	(2.68%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.17%	1.17%	1.18%	1.29%	1.42%	1.45%
Expenses, net of fee waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss)	1.48%	1.85%	1.73%	1.46%	1.51%	2.28%
Portfolio turnover rate(3)	28.75%	47.10%	27.59%	10.55%	26.01%	59.61%
Net assets, end of period (000’s)	$118,941	$123,337	$114,404	$90,591	$49,699	$24,549

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Super Institutional Class
	Six Months ended March 31, 2025 (unaudited)					Period October 17, 2019(2) to September 30, 2020(5)

		Years ended September 30,
		2024	2023	2022	2021
Net asset value, beginning of period	$19.95	$17.24	$16.47	$19.84	$14.21	$14.67

Investment activities
Net investment income (loss)(1)	0.15	0.35	0.33	0.31	0.31	0.30
Net realized and unrealized gain (loss) on investments	0.03	3.31	0.90	(2.80)	5.70	(0.70)
Total from investment activities	0.18	3.66	1.23	(2.49)	6.01	(0.40)
Distributions
Net investment income	(0.58)	(0.27)	(0.29)	(0.34)	(0.38)	(0.06)
Net realized gain	—	(0.68)	(0.17)	(0.54)	—	—
Total distributions	(0.58)	(0.95)	(0.46)	(0.88)	(0.38)	(0.06)

Net asset value, end of period	$19.55	$19.95	$17.24	$16.47	$19.84	$14.21

Total Return(3)	0.92%	21.73%	7.29%	(13.23%)	42.74%	(2.74%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.07%	1.08%	1.08%	1.21%	1.35%	1.43%
Expenses, net of fee waivers and reimbursements	0.82%	0.82%	0.82%	0.82%	0.82%	0.85%
Net investment income (loss)	1.55%	1.91%	1.84%	1.64%	1.65%	2.29%
Portfolio turnover rate(3)	28.75%	47.10%	27.59%	10.55%	26.01%	59.61%
Net assets, end of period (000’s)	$15	$15	$12	$11	$18	$13

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial StatementsMarch 31, 2025 (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Clifford Capital Partners Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Fund was established in January 2014 as a series of another registered investment company (the “predecessor trust”). On February 8, 2016, the Fund was reorganized from a series of the predecessor trust into the Trust. On February 18, 2016, the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end of the Fund be changed to September 30.

The investment objective of the Fund is to provide long-term capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Clifford Capital Partners, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards.

Security Valuation

The Fund records investments at fair value. Investments in securities traded on national securities exchanges are valued at the last quoted sale price on the primary exchange or market on which they are traded. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted trade price. Securities traded over the counter are valued at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s investments to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures.

The Trust has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$116,976,450	$—	$—	$116,976,450
Money Market Fund	2,089,549	—	—	2,089,549
	$119,065,999	$—	$—	$119,065,999

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

The Fund held no Level 3 securities at any time during the six months ended March 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies it’s major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2021.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2025, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual fund based on each fund’s relative net assets or another appropriate basis as determined by the Board.

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

The Fund currently offers three classes of shares: Investor Class, Institutional Class and Super Institutional Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed after being held for 60 days or less. Institutional and Super Institutional Class shares are not subject to a redemption fee.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services advisory services to the Fund for an investment management fee equal to 0.75% of the daily net assets of the Fund.

The Advisor earned and waived advisory fees for the six months ended March 31, 2025, as follows:

Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived
0.75%	$455,680	$165,587

The Advisor entered into an Expense Limitation Agreement, whereby the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 0.90% for the Fund’s Investor and Institutional Classes, and 0.82% for the Fund’s Super Institutional Class. The expense limitation agreement may be terminated prior to January 31, 2026 by the Advisor or the Board only by mutual written consent and at any time after January 31, 2026. Each waiver and/or reimbursement of an expense by

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Fund as of March 31, 2025, and expiration dates are as follows:

Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
2025	2026	2027	2028	Total
$274,989	$318,855	$313,751	$165,587	$1,073,182

The Fund has adopted a Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Fund may compensate financial intermediaries that provide services for shareholders of the Fund. The Plan provides that the Fund will pay an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/ or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

The Fund has adopted a shareholder services plan for its Investor Class and Institutional Class shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

the Fund or its service providers; (vii) providing sub-accounting with respect to Fund shares; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended March 31, 2025, the following fees were incurred:

Class	Type of Expense	Fees Incurred
Investor Class	12b-1	$774
Investor Class	Shareholder servicing	85
Institutional Class	Shareholder servicing	56,661

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the six months ended March 31, 2025, the following fees were paid by each Fund to CFS:

Administration	Transfer Agent	Fund Accounting
$62,925	$10,603	$33,901

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the six months ended March 31, 2025, Watermark received $5,031 in fees incurred by the Fund.

NOTE 3 - INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2025 were as follows:

Purchases	Sales
$33,945,827	$37,790,617

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2025, and the year ended September 30, 2024, respectively, were as follows:

	Six Months ended March 31, 2025	Year ended September 30, 2024
Distributions paid from:
Ordinary income	$1,859,084	$2,541,484
Realized gains	—	3,452,435
	$1,859,084	$5,993,919

As of March 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income (loss)	$896,540
Accumulated net realized gain (loss)	(5,124,550)
Net unrealized appreciation (depreciation) on investments	16,893,108
$12,665,098

As of March 31, 2025, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$102,172,891	$20,709,166	$(3,816,058)	$16,893,108

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

	Six Months ended March 31, 2025
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	938	439,403	—
Shares reinvested	381	74,212	22
Shares redeemed	(1,014)	(690,347)	—
Net increase (decrease)	305	(176,732)	22

	Year ended September 30, 2024
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	1,094	1,059,505	1,148
Shares reinvested	1,489	269,447	36
Shares redeemed	(2,076)	(1,780,739)	(1,148)
Net increase (decrease)	507	(451,787)	36

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and available, and noted no additional items require disclosure.

FINANCIAL STATEMENTS | March 31, 2025

CLIFFORD CAPITAL PARTNERS FUND

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 for remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Statement Regarding Basis for Approval of Investment Advisory Agreement.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 6, 2025

* Print the name and title of each signing officer under his or her signature.